RESULTS OF EQUITY INTERESTS	12 Months Ended
Dec. 31, 2017
RESULTS OF EQUITY INTERESTS
RESULTS OF EQUITY INTERESTS

NOTE 38 — RESULTS OF EQUITY INTERESTS

	12/31/2017	12/31/2016	12/31/2015
Investments in subsidiaries - Equity pick up

Investments in associated companies	1,032,052	3,035,744	379,743

Other investments
Interest on equity	21,304	1,026	2,010
Dividends	39,380	101,510	62,045
Compensation for investments in partnerships	773	—	10,402
Income from capital - ITAIPU	73,453	84,768	77,246
Other	522	(17,537)	—

	135,432	169,767	151,703

	1,167,484	3,205,511	531,446